SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Interim Financial Statements

The accompanying interim consolidated balance sheet as of June 30, 2023, the interim consolidated statements of operations and the interim consolidated statements of cash flows for the six months ended June 30, 2023 and 2022, as well as the interim statement of changes in shareholders’ equity for the six months ended June 30, 2023 and 2022, are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission regarding interim financial reporting. In management’s opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s financial position as of June 30, 2023, as well as its results of operations and cash flows for the six months ended June 30, 2023 and 2022. The results of operations for the six months ended June 30, 2023 are not necessarily indicative of the results to be expected for the year ending December 31, 2023 or for other interim periods or for future years.

b.	Significant accounting policies

The accompanying unaudited interim financial statements should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2022 (the “2022 Annual Report”) filed with the Securities and Exchange Commission (the “SEC”) on March 9, 2023.

There have been no changes to the significant accounting policies described in the 2022 Annual Report that have had a material impact on the unaudited interim consolidated financial statements and related notes, except as mentioned below (see also Note 2e).

c.	Use of estimates:

The preparation of interim consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the interim consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Significant items subject to such estimates and assumptions include inventory reserves, warranty provision, valuation allowance for deferred tax assets, share-based compensation, fair value of warrants liability and useful lives of property, plant, and equipment. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

d.	Concentration of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, marketable securities, bank deposits, restricted deposits and restricted cash.

Trade receivable of the Company are mainly derived from customers located globally. The Company mitigates its credit risks by performing credit evaluations of its customers’ financial conditions and requires customer advance payments in certain circumstances. The Company generally does not require collateral.

The Company invests in marketable securities with an average credit rating of “A” and a maturity of up to three years. The Company’s investment policy is not to invest more than 5% of its investment portfolio in a single security at time of purchase.

e.	Recently adopted accounting pronouncement:

On January 1, 2023, the Company adopted ASU No. 2016-13 (Topic 326), Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments, which has replaced the previous incurred loss impairment methodology. Under the new guidance an entity is required to recognize an allowance that reflects its current estimate of credit losses expected to be incurred over the life of the financial instrument based on historical experience, current conditions and reasonable and supportable forecasts. The adoption of ASU 2016-13 did not have a material impact on the interim consolidated financial statements.